Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash	$ 5,525,430	$ 7,708,310
Restricted cash	209,317	9,305
Accounts receivable	2,750,214	2,260,222
Inventories, net	2,023,456	2,187,518
Deferred initial public offering costs		1,051,038
Prepaid expenses and other current assets	1,474,405	814,308
Total current assets	11,982,822	14,030,701
Non-current assets:
Property, plant and equipment, net	198,901	211,949
Intangible asset, net	38,183	88,319
Operating right-of-use assets	1,659,297	2,121,070
Finance lease right-of-use asset	17,788
Deferred tax assets, net	287,394	41,015
Other non-current assets	3,753,646	41,844
Total non-current assets	5,955,209	2,504,197
TOTAL ASSETS	17,938,031	16,534,898
Current liabilities:
Accounts payable	2,175,974	1,663,749
Advance from customers	207,293	186,874
Accrued expenses and other current liabilities	1,523,843	1,648,970
Taxes payable	24,974	365,851
Operating lease liabilities, current	506,061	485,051
Finance lease liabilities, current	4,454
Long-term bank loan, current portion		39,725
Total current liabilities	4,442,599	4,390,220
Non-current liabilities:
Operating lease liabilities, non-current	1,184,056	1,653,411
Finance lease liabilities, non-current	13,709
Total non-current liabilities	1,197,765	1,653,411
TOTAL LIABILITIES	5,640,364	6,043,631
Commitments and Contingencies
Shareholders’ equity
Ordinary shares (par value of US$0.0005 per share; 100,000,000 shares authorized, 11,581,250 and 10,000,000 shares issued and outstanding as of March 31, 2024 and 2023) (“Ordinary Shares”)	5,791	5,000
Subscription receivable		(5,000)
Additional paid-in capital	4,855,795	1,236,773
Statutory reserve	813,235	813,235
Retained earnings	8,491,783	9,786,946
Accumulated other comprehensive loss	(1,868,937)	(1,345,687)
Total shareholders’ equity	12,297,667	10,491,267
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 17,938,031	$ 16,534,898